Income Tax - Schedule of Federal Income Tax Rate (Detail)	8 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate		21.00%	21.00%
State taxes, net of federal tax benefit		(0.00%)	(254.90%)
Non-deductible Business Combination expenses		76.20%	0.00%
Income tax provision expense	24.10%	97.20%	(233.90%)